UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Invesco Small Cap Value Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Financial	35.43%
Consumer, Non-cyclical	18.18
Consumer, Cyclical	11.04
Industrial	10.90
Energy	5.08
Technology	4.10
Utilities	3.98
Basic Materials	3.84
Communications	3.18
Short Term Investments	4.27
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 761.00	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.17
Investor Class
Actual	$1,000.00	$ 760.10	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92
* Expenses are equal to the Fund's annualized expense ratio of 0.83% for the Institutional Class shares and 1.18% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.90%
70,100	Commercial Metals Co	$ 1,430,040
26,000	Element Solutions Inc(a)	282,100
2,000	Hawkins Inc	85,160
9,500	Innospec Inc	733,875
12,200	Kraton Corp(a)	210,816
1,200	Minerals Technologies Inc	56,316
580	NewMarket Corp	232,278
29,600	PH Glatfelter Co	475,080
500	Stepan Co	48,550
29,800	Tronox Holdings PLC Class A	215,156
700	United States Lime & Minerals Inc	59,108
47,500	Verso Corp Class A	568,100
		4,396,579
Communications — 3.24%
2,600	ATN International Inc	157,482
17,700	Consolidated Communications Holdings Inc(a)	119,829
1,800	EverQuote Inc Class A(a)	104,688
48,600	Extreme Networks Inc(a)	210,924
21,500	GlobalSCAPE Inc	209,625
14,900	HC2 Holdings Inc(a)(b)	49,766
12,700	IDT Corp Class B(a)	82,931
2,800	InterDigital Inc	158,564
3,100	Iridium Communications Inc(a)	78,864
13,600	Limelight Networks Inc(a)	100,096
12,400	Maxar Technologies Inc(b)	222,704
12,700	MSG Networks Inc Class A(a)(b)	126,365
157,500	National CineMedia Inc	467,775
24,200	NeoPhotonics Corp(a)	214,896
6,900	NIC Inc	158,424
35,000	PCTEL Inc	233,800
2,100	Preformed Line Products Co	105,021
2,000	Shutterstock Inc	69,940
3,950	Stamps.com Inc(a)	725,576
2,200	Yelp Inc(a)	50,886
		3,648,156
Consumer, Cyclical — 11.21%
10,500	Adient PLC(a)	172,410
1,100	Allegiant Travel Co	120,131
45,300	American Axle & Manufacturing Holdings Inc(a)	344,280
3,500	AutoNation Inc(a)	131,530
9,900	Big Lots Inc	415,800
2,000	Camping World Holdings Inc Class A	54,320
3,100	Cannae Holdings Inc(a)	127,410
38,200	Commercial Vehicle Group Inc(a)	110,398
8,600	Copa Holdings SA Class A	434,816
13,700	Dana Inc	167,003
1,550	Deckers Outdoor Corp(a)	304,405
Shares		Fair Value
Consumer, Cyclical — (continued)
8,800	Denny's Corp(a)	$ 88,880
46,000	Everi Holdings Inc(a)	237,360
11,000	Foundation Building Materials Inc(a)	171,710
3,600	Freshpet Inc(a)	301,176
14,600	Garrett Motion Inc(a)	80,884
19,500	GMS Inc(a)	479,505
1,500	Group 1 Automotive Inc	98,955
10,700	Herman Miller Inc	252,627
4,600	HNI Corp	140,622
7,600	Installed Building Products Inc(a)	522,728
800	Jack in the Box Inc	59,272
7,700	KB Home	236,236
4,900	L Brands Inc	73,353
3,600	LCI Industries	413,928
6,250	Lithia Motors Inc Class A	945,812
4,300	Marriott Vacations Worldwide Corp	353,503
16,300	Meritage Homes Corp(a)	1,240,756
13,600	Meritor Inc(a)	269,280
16,000	Mesa Air Group Inc(a)	55,040
13,900	Methode Electronics Inc	434,514
43,900	Modine Manufacturing Co(a)	242,328
6,400	Nautilus Inc(a)	59,328
228,300	Office Depot Inc	536,505
1,900	Papa John's International Inc	150,879
2,900	Penn National Gaming Inc(a)(b)	88,566
9,800	PetMed Express Inc(b)	349,272
10,300	Rocky Brands Inc	211,768
6,200	Sally Beauty Holdings Inc(a)	77,686
23,900	SkyWest Inc	779,618
1,300	Sleep Number Corp(a)	54,132
4,500	Steelcase Inc Class A	54,270
3,700	Triton International Ltd	111,888
6,900	Universal Electronics Inc(a)	323,058
20,400	Veritiv Corp(a)	345,984
8,600	Vista Outdoor Inc(a)	124,270
9,900	World Fuel Services Corp	255,024
1,400	Wyndham Destinations Inc	39,452
		12,642,672
Consumer, Non-Cyclical — 18.47%
27,000	Aaron's Inc	1,225,800
14,100	ACCO Brands Corp	100,110
59,100	Affimed NV(a)	272,746
18,500	Agenus Inc(a)(b)	72,705
1,500	Alico Inc	46,740
19,900	Alkermes PLC(a)	386,159
1,600	American Public Education Inc(a)	47,360
3,600	Anika Therapeutics Inc(a)	135,828
3,000	Arcus Biosciences Inc(a)	74,220
3,200	Arena Pharmaceuticals Inc(a)	201,440
3,000	Arvinas Inc(a)(b)	100,620
1,200	Barrett Business Services Inc	63,756
8,500	BioSpecifics Technologies Corp(a)	520,880

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,000	Cardtronics PLC Class A(a)	$ 359,700
22,800	Cerecor Inc(a)	59,280
14,200	Champions Oncology Inc(a)(b)	135,752
2,900	Coca-Cola Consolidated Inc	664,651
28,000	Coherus Biosciences Inc(a)(b)	500,080
15,700	Collectors Universe Inc	538,196
26,400	Corcept Therapeutics Inc(a)	444,048
21,000	Cross Country Healthcare Inc(a)	129,360
26,500	Deluxe Corp	623,810
29,500	Durect Corp(a)(b)	68,440
15,700	Eagle Pharmaceuticals Inc(a)	753,286
78,800	Endo International PLC(a)	270,284
48,800	Ennis Inc	885,232
11,300	Flowers Foods Inc	252,668
11,300	Fresh Del Monte Produce Inc	278,206
3,500	FTI Consulting Inc(a)	400,925
2,700	Hain Celestial Group Inc(a)	85,077
19,600	Halozyme Therapeutics Inc(a)	525,476
12,900	Heidrick & Struggles International Inc	278,898
19,400	Herc Holdings Inc(a)	596,162
11,200	ImmunoGen Inc(a)	51,520
1,700	Ingles Markets Inc Class A	73,219
45,300	Innoviva Inc(a)	633,294
1,800	Integer Holdings Corp(a)	131,490
23,600	Ironwood Pharmaceuticals Inc(a)	243,552
7,200	John B Sanfilippo & Son Inc	614,376
9,700	Kforce Inc	283,725
1,500	Lancaster Colony Corp	232,485
21,500	Lannett Co Inc(a)(b)	156,090
10,700	Laureate Education Inc Class A(a)	106,626
1,300	Ligand Pharmaceuticals Inc(a)(b)	145,405
5,400	Medpace Holdings Inc(a)	502,308
6,200	Myriad Genetics Inc(a)	70,308
3,300	National Beverage Corp(a)(b)	201,366
4,800	Novavax Inc(a)(b)	400,080
16,000	Owens & Minor Inc	121,920
14,300	Pfenex Inc(a)	119,405
4,400	Prothena Corp PLC(a)	46,024
10,300	Psychemedics Corp	56,650
16,800	Quad/Graphics Inc	54,600
19,800	Quanex Building Products Corp	274,824
51,300	Rent-A-Center Inc	1,427,166
6,500	Seneca Foods Corp Class A(a)	219,765
14,100	SpartanNash Co	299,625
13,600	Sprouts Farmers Market Inc(a)	348,024
16,000	Tenet Healthcare Corp(a)	289,760
11,700	TreeHouse Foods Inc(a)	512,460
10,300	United Therapeutics Corp(a)	1,246,300
600	USANA Health Sciences Inc(a)	44,058
15,000	Vector Group Ltd	150,900
9,200	Vectrus Inc(a)	451,996
250	WD-40 Co(b)	49,575
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,300	Weis Markets Inc	$ 165,396
		20,822,187
Energy — 5.16%
3,600	Adams Resources & Energy Inc	96,372
40,200	Antero Resources Corp(a)(b)	102,108
2,000	Arch Resources Inc	56,820
12,900	Archrock Inc	83,721
10,700	Berry Corp	51,681
3,800	Bonanza Creek Energy Inc(a)	56,316
35,700	ChampionX Corp(a)	348,432
20,500	CNX Resources Corp(a)	177,325
13,200	CVR Energy Inc(b)	265,452
76,400	Evolution Petroleum Corp	213,920
12,600	Exterran Corp(a)	67,914
4,700	FutureFuel Corp	56,165
42,400	Kosmos Energy Ltd	70,384
19,300	Liberty Oilfield Services Inc Class A(b)	105,764
45,000	Matrix Service Co(a)	437,400
3,900	Murphy USA Inc(a)	439,101
3,100	Nabors Industries Ltd(b)	114,762
5,100	NACCO Industries Inc Class A	118,830
11,900	Oil States International Inc(a)	56,525
19,500	Ovintiv Inc(b)	186,225
116,600	Patterson-UTI Energy Inc	404,602
7,200	PDC Energy Inc(a)	89,568
40,500	Profire Energy Inc(a)	33,741
28,800	ProPetro Holding Corp(a)	148,032
34,700	Range Resources Corp(b)	195,361
10,600	Renewable Energy Group Inc(a)(b)	262,668
19,400	Select Energy Services Inc Class A(a)	95,060
13,500	SM Energy Co	50,625
7,600	Talos Energy Inc(a)(b)	69,920
26,000	Transocean Ltd(a)(b)	47,580
120,400	W&T Offshore Inc(a)(b)	274,512
67,500	Warrior Met Coal Inc	1,038,825
		5,815,711
Financial — 35.99%
5,200	1st Source Corp	185,016
5,300	ACNB Corp	138,754
30,500	AG Mortgage Investment Trust Inc REIT(b)	97,295
49,400	American Equity Investment Life Holding Co	1,220,674
2,200	AMERISAFE Inc	134,552
167,700	Anworth Mortgage Asset Corp REIT	285,090
18,000	Apollo Commercial Real Estate Finance Inc REIT	176,580
5,500	Arbor Realty Trust Inc REIT(b)	50,820
15,500	Ares Commercial Real Estate Corp REIT	141,360

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
21,800	Assured Guaranty Ltd	$ 532,138
1,000	BancFirst Corp	40,570
113,100	Bancorp Inc(a)	1,108,380
12,600	Bank of Commerce Holdings	95,508
2,100	Bank of Hawaii Corp	128,961
4,700	Bank of Marin Bancorp	156,651
11,300	Bankwell Financial Group Inc	179,670
34,300	Banner Corp	1,303,400
10,500	BCB Bancorp Inc	97,440
5,100	Blackstone Mortgage Trust Inc REIT Class A	122,859
45,300	Boston Private Financial Holdings Inc	311,664
7,000	Bridge Bancorp Inc	159,880
8,500	Bridgewater Bancshares Inc(a)	87,125
14,200	Brighthouse Financial Inc(a)	395,044
97,700	Brightsphere Investment Group Inc	1,217,342
26,100	BRT Apartments Corp REIT	282,402
5,500	C&F Financial Corp	182,875
1,600	Camden National Corp	55,264
4,300	Capital Bancorp Inc(a)	46,010
3,100	Capital City Bank Group Inc	64,945
31,300	Central Pacific Financial Corp	501,739
24,700	Central Valley Community Bancorp	380,133
7,400	Century Bancorp Inc Class A	575,128
3,000	Chemung Financial Corp	81,900
15,500	Chimera Investment Corp REIT	148,955
12,000	CIT Group Inc	248,760
9,000	CNO Financial Group Inc	140,130
71,000	Colony Capital Inc REIT	170,400
7,700	Colony Credit Real Estate Inc REIT	54,054
17,300	Columbia Financial Inc(a)	241,422
16,300	ConnectOne Bancorp Inc	262,756
21,600	Curo Group Holdings Corp	176,472
55,600	Customers Bancorp Inc(a)	668,312
4,600	CVB Financial Corp	86,204
42,600	Dime Community Bancshares Inc	584,898
4,900	Eagle Bancorp Montana Inc	85,162
17,500	Easterly Government Properties Inc REIT	404,600
8,400	EastGroup Properties Inc REIT	996,324
3,400	Esquire Financial Holdings Inc(a)	57,460
10,500	Essent Group Ltd	380,835
4,200	Essential Properties Realty Trust Inc REIT	62,328
6,300	Farmers National Banc Corp	74,718
15,300	Federal Agricultural Mortgage Corp Class C	979,353
16,400	Financial Institutions Inc	305,204
3,600	First Business Financial Services Inc	59,220
17,831	First Financial Northwest Inc	172,782
7,200	First Foundation Inc	117,648
Shares		Fair Value
Financial — (continued)
3,100	First Hawaiian Inc	$ 53,444
26,200	First Industrial Realty Trust Inc REIT	1,007,128
8,400	First Internet Bancorp	139,608
20,100	First of Long Island Corp	328,434
58,900	Flagstar Bancorp Inc	1,733,427
8,500	FS Bancorp Inc	327,845
4,700	Getty Realty Corp REIT	139,496
29,600	Gladstone Land Corp REIT	469,456
12,700	Great Southern Bancorp Inc	512,572
93,400	Hilltop Holdings Inc	1,723,230
1,000	Hingham Institution For Savings The	167,780
4,900	Home Bancorp Inc	131,075
8,600	HomeStreet Inc	211,646
6,100	Independence Holding Co	186,599
6,200	International FCStone Inc(a)	341,000
104,600	Investors Bancorp Inc	889,100
4,100	Investors Real Estate Trust REIT	289,009
750	Investors Title Co	90,990
16,700	iStar Inc REIT(b)	205,744
1,600	Lakeland Financial Corp	74,544
12,900	Luther Burbank Corp	129,000
15,800	Macatawa Bank Corp	123,556
3,300	Merchants Bancorp	61,017
12,600	Meridian Bancorp Inc	146,160
2,900	Meta Financial Group Inc	52,693
1,800	Metropolitan Bank Holding Corp(a)	57,744
85,100	MFA Financial Inc REIT	211,899
27,800	Mr Cooper Group Inc(a)	345,832
4,200	MVB Financial Corp	55,860
38,500	National Storage Affiliates Trust REIT	1,103,410
85,600	Navient Corp	601,768
3,400	Nelnet Inc Class A	162,316
49,500	New York Mortgage Trust Inc REIT	129,195
41,800	Newmark Group Inc Class A	203,148
2,039	NexPoint Residential Trust Inc REIT	72,079
8,800	Northrim BanCorp Inc	221,232
9,000	OceanFirst Financial Corp	158,670
2,300	Office Properties Income Trust REIT	59,731
54,500	OFG Bancorp	728,665
4,500	Orrstown Financial Services Inc	66,375
12,200	Outfront Media Inc REIT	172,874
6,000	PCB Bancorp	61,800
43,900	PennyMac Financial Services Inc	1,834,581
12,100	PennyMac Mortgage Investment Trust REIT	212,113
66,500	Piedmont Office Realty Trust Inc REIT Class A	1,104,565
950	PS Business Parks Inc REIT	125,780
7,700	QCR Holdings Inc	240,086

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
31,400	Radian Group Inc	$ 487,014
11,900	Realogy Holdings Corp	88,179
19,100	Redwood Trust Inc REIT(b)	133,700
8,800	Regional Management Corp(a)	155,848
9,600	Republic Bancorp Inc Class A	314,016
20,900	Rexford Industrial Realty Inc REIT	865,887
41,002	Riverview Bancorp Inc	231,661
1,700	RMR Group Inc Class A	50,099
11,900	Safeguard Scientifics Inc	83,300
6,100	Shore Bancshares Inc	67,649
1,800	Southern First Bancshares Inc(a)	49,878
5,600	Spirit Realty Capital Inc REIT	195,216
7,900	Stifel Financial Corp	374,697
5,800	Terreno Realty Corp REIT	305,312
2,900	Territorial Bancorp Inc	68,991
20,000	Third Point Reinsurance Ltd(a)	150,200
50,000	Two Harbors Investment Corp REIT	252,000
24,300	United Community Banks Inc	488,916
3,300	Unum Group	54,747
6,900	Urstadt Biddle Properties Inc REIT Class A	81,972
1,700	Virtus Investment Partners Inc	197,693
8,900	Walker & Dunlop Inc	452,209
6,400	Washington REIT	142,080
11,600	Waterstone Financial Inc	172,028
27,800	West BanCorp Inc	486,222
2,500	Westamerica BanCorp	143,550
		40,572,506
Industrial — 11.07%
1,000	AAON Inc	54,290
7,700	Advanced Drainage Systems Inc	380,380
2,000	American Woodmark Corp(a)	151,300
2,300	Applied Industrial Technologies Inc	143,497
15,700	ArcBest Corp	416,207
27,500	Atkore International Group Inc(a)	752,125
2,200	Atlas Air Worldwide Holdings Inc(a)	94,666
13,300	Bel Fuse Inc Class B	142,709
6,800	Benchmark Electronics Inc	146,880
4,833	Bristow Group Inc(a)	67,324
53,500	Builders FirstSource Inc(a)	1,107,450
1,500	Chase Corp	153,750
26,000	Comtech Telecommunications Corp	439,140
21,000	Cornerstone Building Brands Inc(a)	127,260
93,700	Costamare Inc	520,972
15,500	Daseke Inc(a)	60,915
52,400	DHT Holdings Inc	268,812
63,300	Dorian LPG Ltd(a)	489,942
1,500	Fabrinet (a)	93,630
Shares		Fair Value
Industrial — (continued)
28,620	General Finance Corp(a)	$ 192,040
33,300	GrafTech International Ltd	265,734
122,500	Great Lakes Dredge & Dock Corp(a)	1,134,350
10,800	Hub Group Inc Class A(a)	516,888
3,400	Insteel Industries Inc	64,838
20,500	LB Foster Co Class A(a)	261,785
8,800	LSI Industries Inc	56,936
4,100	Lydall Inc(a)	55,596
8,600	MasTec Inc(a)	385,882
2,900	Matthews International Corp Class A	55,390
2,500	MDU Resources Group Inc	55,450
9,600	Mueller Industries Inc	255,168
19,400	Myers Industries Inc	282,270
18,800	Nordic American Tankers Ltd(b)	76,328
3,400	Powell Industries Inc	93,126
19,300	Ryerson Holding Corp(a)	108,659
16,800	Sanmina Corp(a)	420,672
4,600	Schneider National Inc Class B	113,482
5,900	Scorpio Tankers Inc(b)	75,579
26,700	SEACOR Holdings Inc(a)	756,144
10,100	Smith & Wesson Brands Inc(a)	217,352
8,200	Stoneridge Inc(a)	169,412
2,100	Timken Co	95,529
11,400	Tredegar Corp	175,560
9,800	TriMas Corp(a)	234,710
12,900	Tutor Perini Corp(a)	157,122
13,600	Werner Enterprises Inc	592,008
		12,479,259
Technology — 4.16%
11,100	Cirrus Logic Inc(a)	685,758
51,400	Diebold Nixdorf Inc(a)	311,484
7,300	Digital Turbine Inc(a)	91,761
5,500	Diodes Inc(a)	278,850
6,300	FormFactor Inc(a)	184,779
3,400	Lumentum Holdings Inc(a)	276,862
18,000	NCR Corp(a)	311,760
20,100	NetScout Systems Inc(a)	513,756
25,400	Perspecta Inc	590,042
1,800	Progress Software Corp	69,750
18,400	Synaptics Inc(a)	1,106,208
6,000	Verint Systems Inc(a)	271,080
		4,692,090
Utilities — 4.04%
1,000	ALLETE Inc	54,610
9,300	Avista Corp	338,427
11,900	Black Hills Corp	674,254
8,000	Hawaiian Electric Industries Inc	288,480
2,500	MGE Energy Inc	161,275
2,600	NorthWestern Corp	141,752
5,600	ONE Gas Inc	431,480
6,900	Ormat Technologies Inc	438,081
8,600	PNM Resources Inc	330,584
28,400	Portland General Electric Co	1,187,404

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Utilities — (continued)
1,300	Southwest Gas Holdings Inc	$ 89,765
6,400	Spire Inc	420,544
		4,556,656
TOTAL COMMON STOCK — 97.24% (Cost $117,244,881)		$109,625,816
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.66%
$750,000	U.S. Treasury Bills(c) 0.23%, 09/10/2020	749,654
Repurchase Agreements — 3.67%
981,921	Undivided interest of 1.16% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $981,921 on 7/1/20 collateralized by various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(d)	981,921
981,921	Undivided interest of 1.18% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $981,921 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(d)	981,921
981,921	Undivided interest of 2.12% in a repurchase agreement (principal amount/value $37,277,869 with a maturity value of $37,277,962) with Credit Agricole Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $981,921 on 7/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 6/20/44 - 2/1/49, with a value of $38,023,427.(d)	981,921
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$206,711	Undivided interest of 3.69% in a repurchase agreement (principal amount/value $4,579,933 with a maturity value of $4,579,942) with Mizuho Securities (USA) LLC, 0.07%, dated 6/30/20 to be repurchased at $206,711 on 7/1/20 collateralized by U.S. Treasury securities, 1.13% - 2.63%, 1/31/21 - 2/28/22, with a value of $4,671,534.(d)	$ 206,711
981,921	Undivided interest of 7.14% in a repurchase agreement (principal amount/value $13,252,580 with a maturity value of $13,252,609) with HSBC Securities (USA) Inc, 0.08%, dated 6/30/20 to be repurchased at $981,921 on 7/1/20 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 5/15/44 - 3/20/50, with a value of $13,809,070.(d)	981,921
		4,134,395
TOTAL SHORT TERM INVESTMENTS — 4.33% (Cost $4,884,049)		$ 4,884,049
TOTAL INVESTMENTS — 101.57% (Cost $122,128,930)		$114,509,865
OTHER ASSETS & LIABILITIES, NET — (1.57)%		$ (1,773,568)
TOTAL NET ASSETS — 100.00%		$112,736,297

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2020.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Russell 2000 Mini Long Futures	40	USD	2,875,200	September 2020	$48,650
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Invesco Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $4,056,312 of securities on loan)(a)	$110,375,470
Repurchase agreements, fair value(b)	4,134,395
Cash	2,374,195
Cash pledged on futures contracts	11,113
Dividends receivable	123,397
Subscriptions receivable	2,064
Variation margin on futures contracts	18,338
Total Assets	117,038,972
LIABILITIES:
Payable for director fees	4,139
Payable for other accrued fees	25,659
Payable for shareholder services fees	2,739
Payable to investment adviser	77,525
Payable upon return of securities loaned	4,134,395
Redemptions payable	58,218
Total Liabilities	4,302,675
NET ASSETS	$112,736,297
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,639,634
Paid-in capital in excess of par	129,107,323
Undistributed/accumulated deficit	(18,010,660)
NET ASSETS	$112,736,297
NET ASSETS BY CLASS
Investor Class	$8,549,646
Institutional Class	$104,186,651
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	1,079,916
Institutional Class	15,316,426
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.92
Institutional Class	$6.80
(a) Cost of investments	$117,994,535
(b) Cost of repurchase agreements	$4,134,395
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Invesco Small Cap Value Fund
INVESTMENT INCOME:
Interest	$12,484
Income from securities lending	8,271
Dividends	1,030,616
Foreign withholding tax	(2,464)
Total Income	1,048,907
EXPENSES:
Management fees	436,532
Shareholder services fees – Investor Class	15,002
Audit and tax fees	14,388
Custodian fees	5,847
Director's fees	9,604
Legal fees	2,401
Pricing fees	467
Registration fees	22,960
Shareholder report fees	410
Transfer agent fees	4,392
Other fees	1,843
Total Expenses	513,846
Less amount waived by investment adviser	46,432
Net Expenses	467,414
NET INVESTMENT INCOME	581,493
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(7,490,608)
Net realized loss on futures contracts	(193,042)
Net Realized Loss	(7,683,650)
Net change in unrealized depreciation on investments	(17,197,840)
Net change in unrealized appreciation on futures contracts	19,100
Net Change in Unrealized Depreciation	(17,178,740)
Net Realized and Unrealized Loss	(24,862,390)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,280,897)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Invesco Small Cap Value Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$581,493	$1,550,101
Net realized loss	(7,683,650)	(1,439,966)
Net change in unrealized appreciation (depreciation)	(17,178,740)	16,086,736
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,280,897)	16,196,871
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(2,373)
Institutional Class	-	(24,825)
From return of capital	0	(27,198)
From net investment income and net realized gains
Investor Class	(15,637)	(48,386)
Institutional Class	(495,768)	(1,309,053)
From net investment income and net realized gains	(511,405)	(1,357,439)
Total Distributions	(511,405)	(1,384,637)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,405,429	3,619,896
Institutional Class	40,480,067	22,608,564
Shares issued in reinvestment of distributions
Investor Class	15,637	50,759
Institutional Class	495,768	1,333,878
Shares redeemed
Investor Class	(2,164,178)	(6,550,510)
Institutional Class	(12,047,761)	(18,690,987)
Net Increase in Net Assets Resulting from Capital Share Transactions	30,184,962	2,371,600
Total Increase in Net Assets	5,392,660	17,183,834
NET ASSETS:
Beginning of Period	107,343,637	90,159,803
End of Period	$112,736,297	$107,343,637
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	451,239	364,666
Institutional Class	6,146,722	2,666,976
Shares issued in reinvestment of distributions
Investor Class	2,060	5,293
Institutional Class	76,038	156,512
Shares redeemed
Investor Class	(270,739)	(658,308)
Institutional Class	(1,817,405)	(2,180,929)
Net Increase	4,587,915	354,210
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$10.44	0.03	(2.54)	(2.51)	-	(0.01)	-	(0.01)	$ 7.92	(23.99%) (d)
12/31/2019	$ 8.95	0.12	1.42	1.54	(0.00) (e)	(0.05)	-	(0.05)	$10.44	17.21%
12/31/2018	$11.22	0.09	(1.64)	(1.55)	(0.00) (e)	(0.32)	(0.40)	(0.72)	$ 8.95	(13.86%)
12/31/2017	$11.60	0.05	0.70	0.75	-	(0.02)	(1.11)	(1.13)	$11.22	6.82%
12/31/2016	$ 9.41	0.07	2.14	2.21	-	(0.02)	-	(0.02)	$11.60	23.57%
12/31/2015	$10.98	0.03	(0.79)	(0.76)	(0.01)	(0.03)	(0.77)	(0.81)	$ 9.41	(7.12%)
Institutional Class
06/30/2020(Unaudited)	$ 8.98	0.04	(2.19)	(2.15)	-	(0.03)	-	(0.03)	$ 6.80	(23.90%) (d)
12/31/2019	$ 7.75	0.13	1.22	1.35	(0.00) (e)	(0.12)	-	(0.12)	$ 8.98	17.52%
12/31/2018	$ 9.88	0.12	(1.45)	(1.33)	(0.00) (e)	(0.40)	(0.40)	(0.80)	$ 7.75	(13.52%)
12/31/2017	$10.41	0.09	0.62	0.71	-	(0.13)	(1.11)	(1.24)	$ 9.88	7.21%
12/31/2016	$ 8.49	0.09	1.94	2.03	-	(0.11)	-	(0.11)	$10.41	24.00%
12/31/2015 (f)	$10.00	0.05	(0.76)	(0.71)	(0.01)	(0.04)	(0.75)	(0.80)	$ 8.49	(7.30%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 8,550	1.78% (h)	1.18% (h)	0.73% (h)	43% (d)
12/31/2019	$ 9,366	1.47%	1.18%	1.20%	67%
12/31/2018	$ 10,614	1.41%	1.18%	0.83%	94%
12/31/2017	$ 10,910	1.40%	1.26%	0.47%	90%
12/31/2016	$ 13,559	1.40%	1.40%	0.75%	72%
12/31/2015	$ 14,157	1.40%	1.40%	0.26%	82%
Institutional Class
06/30/2020 (Unaudited)	$104,187	0.87% (h)	0.83% (h)	1.10% (h)	43% (d)
12/31/2019	$ 97,978	0.87%	0.83%	1.54%	67%
12/31/2018	$ 79,545	0.88%	0.83%	1.21%	94%
12/31/2017	$ 67,426	0.96%	0.90%	0.86%	90%
12/31/2016	$ 59,254	1.05%	1.05%	1.07%	72%
12/31/2015 (f)	$ 54,201	1.05% (h)	1.05% (h)	0.79% (h)	82%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2020

As of June 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$123,850,113
Gross unrealized appreciation on investments	11,162,215
Gross unrealized depreciation on investments	(20,453,813)
Net unrealized depreciation on investments	$(9,291,598)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 30, 2020

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 40 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$48,650 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(193,042)	Net change in unrealized appreciation on futures contracts	$19,100
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.80% of the Fund’s average daily net assets up to $1 billion dollars, 0.75% of the Fund’s average daily net assets over $1 billion dollars and 0.70% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Semi-Annual Report - June 30, 2020

The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.83% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$56,497	$76,290	$68,044	$46,432	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $75,401,936 and $46,170,153, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $4,056,312 and received collateral as reported on the Statement of Assets and Liabilities of $4,134,395 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2020

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. At a meeting held on June 10-11, 2020, the Board of Directors approved the merger of the Great-West Invesco Small Cap Value Fund (Target Fund) into the Great-West Loomis Sayles Small Cap Value Fund (Acquiring Fund), with an effective date on or about October 23, 2020. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.
Effective as of the close of business on July 31, 2020, the Fund closed to new investors. Investors who already owned shares of the Fund at the close of business on July 31, 2020 may continue to purchase additional shares.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Invesco Small Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Invesco Advisers, Inc. (the “Sub-Adviser”), with respect to the Fund.

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class, and for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fifth quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2019, and in the fourth quintile for the ten-year period ended December 31, 2019 (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Fund’s Institutional Class were in the fifth quintile of its performance universe for the one- and three-year periods ended December 31, 2019. The Board also observed that the Fund underperformed its benchmark index for each period reviewed.
In evaluating the performance data, the Board took into account the Sub-Adviser’s investment process, the organization and experience of its investment personnel and portfolio risk controls. The Board also considered the Sub-Adviser’s performance attribution commentary, including, among other things, the interplay between the Sub-Adviser’s quantitative multi-factor model, investor sentiment and market developments. Also taken into account by the Board was GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance. In addition, the Board considered GWCM’s efforts to seek to improve the Fund’s performance and GWCM’s intention to present a strategic proposal for performance remediation at the Board’s June 2020 meeting. Based on all of the foregoing, the Board determined it was satisfied with the oversight of and information provided regarding the Fund’s performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer be responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median management fees of its respective peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group of funds and that the Fund’s total annual operating expense ratio for the Investor Class and Institutional Class was in the second and first quintiles, respectively, of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM is consistent with the fees charged for similar services provided by the Sub-Adviser.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that it does not believe it can generate a meaningful estimate of profits related to the Fund versus other advisory accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM and noted that the percentage of the management fee retained by GWCM was below the median of the Fund’s Lipper investment classification as to each class of the Fund. The Board also considered its observation regarding the Fund’s Contractual Management Fee being lower than the peer group median.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020